Business combination (Tables)	12 Months Ended
Dec. 31, 2021
Business combination
Summary of the allocation of the purchase price at the date of acquisition

USD (In thousands)	As of acquisition date
Property and equipment	17
Accrued liabilities and other payables	(798)
Goodwill	781
Total	—